Virtus Opportunities Trust

Supplement dated February 18, 2011 to the Prospectus

and Statement of Additional Information (“SAI”), each dated January 31, 2011

IMPORTANT NOTICE TO INVESTORS

The descriptions of F-Squared and F-Squared Institutional under the subheading “The Subadvisers” in the current prospectus and SAI are hereby revised to reflect assets under management as of September 30, 2010 for F-Squared of $776.8 million and for F-Squared Institutional of $151.7 million.

Investors should retain this supplement with the Prospectus for future reference.

VOT 8020&8433/F2AUM (2/11)